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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                August 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:   $  214,471
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------


AERCAP HOLDINGS NV                SHS            N00985106     $6,067        840,280  SH          SHARED       1            840,280
AMERICAN EXPRESS CO               COM            025816109     $4,822        207,473  SH          SHARED       1            207,473
BURLINGTON NORTHN SANTA FE C      COM            12189T104     $7,904        107,477  SH          SHARED       1            107,477
COPANO ENERGY LLC                 COM UNITS      217202100     $8,707        542,496  SH          SHARED       1            542,496
DELTA AIR LINES INC               COM NEW        247361702     $11,908     2,056,699  SH          SHARED       1          2,056,699
FAMILYMEDS GROUP INC              COM            30706T209     $71           218,775  SH          SHARED       1            218,775
ENERGY TRANSFER EQUITY LP         COM UT LTD PTN 29273V100     $2,547        100,388  SH          SHARED       1            100,388
ENERGY TRANSFER PRTNRS LP         UNIT LTD PARTN 29273R109     $8,975        221,656  SH          SHARED       1            221,656
GAMETECH INTERNATIONAL INC        COM            36466D102     $1,069        644,215  SH          SHARED       1            644,215
GAMMON GOLD INC                   COM            36467T106     $2,024        303,457  SH          SHARED       1            303,457
GENESIS ENERGY LP                 UNIT LTD PARTN 371927104     $8,056        633,352  SH          SHARED       1            633,352
INTERVAL LEISURE GROUP INC        COM            46113M108     $736           78,948  SH          SHARED       1             78,948
MARKWEST ENERGY PARTNERS LP       UNIT LTD PARTN 570759100     $15,037       826,214  SH          SHARED       1            826,214
MINEFINDERS LTD                   COM            602900102     $1,727        249,637  SH          SHARED       1            249,637
NATURES SUNSHINE PRODUCTS         COM            639027101     $9,374      1,785,473  SH          SHARED       1          1,785,473
PLAINS ALL AMERN PIPELINE LP      UNIT LTD PARTN 726503105     $3,831         90,030  SH          SHARED       1             90,030
SK TELECOM LTD                    SPONSORED ADR  78440P108     $17,145     1,131,683  SH          SHARED       1          1,131,683
STEELCASE INC                     CL A           858155203     $5,873      1,009,100  SH          SHARED       1          1,009,100
SUNTRUST BKS INC                  COM            867914103     $30,844     1,875,000  SH          SHARED       1          1,875,000
TARGA RESOURCES PARTNERS LP       COM UNIT       87611X105     $11,047       796,440  SH          SHARED       1            796,440
WALGREEN CO                       COM            931422109     $11,359       386,350  SH          SHARED       1            386,350
WELLS FARGO & CO NEW              COM            949746101     $243           10,000  SH          SHARED       1             10,000
WESTPORT INNOVATIONS INC          COM NEW        960908309     $887          109,694  SH          SHARED       1            109,694
WILLIAMS PARTNERS LP              COM UNIT LP    96950F104     $9,201        509,455  SH          SHARED       1            509,455
KRAFT FOODS INC                   CL A           50075N104     $10,136       400,000        CALL  SHARED       1            400,000
KRAFT FOODS INC                   CL A           50075N104     $507           20,000        CALL  SHARED       1             20,000
WAL MART STORES INC               COM            931142103     $24,375       503,200        CALL  SHARED       1            503,200



                                                               $214,471



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